Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Loans and/or guarantees provided to key management personnel	€ 0
Payment received from parents majority shareholder	2,500,000
Legal Services | Parent [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Cost	€ 392,000	€ 32,000
Consultancy Fees For Business Strategy | Parent [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Cost		€ 133,000	€ 286,000